Accrued Liabilities and Other	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Liabilities and Other
Accrued Liabilities and Other

Note 5. Accrued Liabilities and Other

        Accrued liabilities and other consist of the following:

	March 31, 2014	December 31, 2013
	(in millions)
Programming costs	$36.2	$33.2
Franchise, copyright and revenue sharing fees	9.7	10.5
Payroll and employee benefits	15.6	10.7
Property, income, sales and use taxes	8.2	8.6
Utility pole rentals	3.1	3.2
Legal and professional fees	0.6	1.3
Other accrued liabilities	18.4	18.1

	$91.8	$85.6

9. Accrued Liabilities and Other

        Accrued liabilities and other consist of the following:

	December 31, 2013	December 31, 2012
	(in millions)
Programming costs	$33.2	$30.2
Franchise, copyright and revenue sharing fees	10.5	11.0
Payroll and employee benefits	10.7	11.8
Property, income, sales and use taxes	8.6	8.6
Utility pole rentals	3.2	3.0
Legal and professional fees	1.3	2.7
Other accrued liabilities	18.1	11.6

	$85.6	$78.9